Income Taxes (Components of tax expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of income tax [Abstract]
Current income tax expense	$ 98.7	$ 52.7
Deferred income tax expense	119.2	31.0
Income tax expense recognized in net earnings	$ 217.9	$ 83.7